Tradr 2X Long LRCX Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$85,284,921
TOTAL NET ASSETS — 100.0%	$85,284,921

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Lam Research Corporation	Receive	5.38% (OBFR01* + 175bps)	At Maturity	9/23/2026	$125,418,317	$-	$37,052,396
TOTAL EQUITY SWAP CONTRACTS								$37,052,396

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.